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                                            File No. 333-16501, 811-07935
                                            Filed under Rule 497(e)

          FIRST GOLDEN AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                         PROSPECTUS SUPPLEMENT

                           February 23, 1999

                                to the
                     Prospectus dated May 1, 1998,
          as supplemented June 8, 1998, July 17, 1998,
                       and August 18, 1998 for
     Deferred Combination Variable and Fixed Annuity Contracts
            (the "GOLDENSELECT/R/ DVA PLUS Prospectus")

                              and to the
                      Prospectus dated May 1, 1998
             Deferred Variable and Fixed Annuity Contracts
                    (the "EMPIRE PRIMELITE Prospectus")

                           CHANGE OF ADDRESS
   Effective March 19, 1999, the location of The GCG Trust and Directed Services, Inc., the Trust's Manager and the Trust's and First Golden American Life Insurance Company of New York's Distributor, will be West Chester, PA 19380.

This supplement should be retained with your GoldenSelect/R/
Prospectus.

FG-3120-Move                                                2/23/99